Brumadinho's dam failure - Operation stoppages and de-characterization of the upstream dams (Details) T in Millions, R$ in Billions, $ in Billions		12 Months Ended
	Mar. 27, 2019 T	Dec. 31, 2018 T	Jan. 29, 2019 BRL (R$)	Jan. 29, 2019 USD ($)
Brumadinho's dam failure
Potential reduction in sale of iron ore due to stoppage in other operations	52.8
Iron ore and pellets sold		365.0
De-characterization of upstream dams
Brumadinho's dam failure
Estimated financial effect of contingent liabilities			R$ 5	$ 1.3
Potential reduction in production of iron ore due to stoppage of operations	40.0